Principal Accounting Policies (Cost of revenues) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Principal Accounting Policies [Abstract]
Sales taxes and surcharges in cost of revenues	¥ 119,767	$ 17,250	¥ 122,502	¥ 129,768
Tax rate of value added tax and surcharges	6.70%	6.70%
Applicable tax rate of cultural development fee for net advertising revenues	3.00%	3.00%